Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Mutual Series Funds
Entity Central Index Key	0000825063
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class A
Trading Symbol	TEBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$52	1.02%
[1]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 3,121,641,544
Holdings Count | $ / shares	36	[2]
Investment Company Portfolio Turnover	10.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,121,641,544
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	10.12%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class C
Trading Symbol	TEMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$89	1.77%
[3]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.77%
Net Assets	$ 3,121,641,544
Holdings Count | $ / shares	36	[4]
Investment Company Portfolio Turnover	10.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,121,641,544
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	10.12%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class R
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.27%
[5]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Net Assets	$ 3,121,641,544
Holdings Count | $ / shares	36	[6]
Investment Company Portfolio Turnover	10.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,121,641,544
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	10.12%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class R6
Trading Symbol	FMBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$36	0.72%
[7],[8]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 3,121,641,544
Holdings Count | $ / shares	36	[9]
Investment Company Portfolio Turnover	10.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,121,641,544
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	10.12%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class Z
Trading Symbol	BEGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$39	0.77%
[10]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 3,121,641,544
Holdings Count | $ / shares	36	[11]
Investment Company Portfolio Turnover	10.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,121,641,544
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	10.12%
[11]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class A
Trading Symbol	TEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$61	1.21%
[12],[13]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Net Assets	$ 9,229,264,406
Holdings Count | $ / shares	73	[14]
Investment Company Portfolio Turnover	15.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$9,229,264,406
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	15.77%
[14]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class C
Trading Symbol	TEDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$99	1.96%
[15],[16]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.96%
Net Assets	$ 9,229,264,406
Holdings Count | $ / shares	73	[17]
Investment Company Portfolio Turnover	15.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$9,229,264,406
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	15.77%
[17]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class R
Trading Symbol	TEDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$74	1.46%
[18],[19]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Net Assets	$ 9,229,264,406
Holdings Count | $ / shares	73	[20]
Investment Company Portfolio Turnover	15.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$9,229,264,406
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	15.77%
[20]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class R6
Trading Symbol	FMDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$45	0.89%
[21],[22]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 9,229,264,406
Holdings Count | $ / shares	73	[23]
Investment Company Portfolio Turnover	15.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$9,229,264,406
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	15.77%
[23]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class Z
Trading Symbol	MDISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$49	0.96%
[24],[25]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 9,229,264,406
Holdings Count | $ / shares	73	[26]
Investment Company Portfolio Turnover	15.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$9,229,264,406
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	15.77%
[26]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class A
Trading Symbol	TEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$61	1.20%
[27],[28]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 821,354,945
Holdings Count | $ / shares	50	[29]
Investment Company Portfolio Turnover	24.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$821,354,945
Total Number of Portfolio Holdings*	50
Portfolio Turnover Rate	24.22%
[29]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class C
Trading Symbol	TEURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$99	1.94%
[30],[31]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.94%
Net Assets	$ 821,354,945
Holdings Count | $ / shares	50	[32]
Investment Company Portfolio Turnover	24.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$821,354,945
Total Number of Portfolio Holdings*	50
Portfolio Turnover Rate	24.22%
[32]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class R
Trading Symbol	FMURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$74	1.45%
[33],[34]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 821,354,945
Holdings Count | $ / shares	50	[35]
Investment Company Portfolio Turnover	24.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$821,354,945
Total Number of Portfolio Holdings*	50
Portfolio Turnover Rate	24.22%
[35]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class R6
Trading Symbol	FMEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$46	0.89%
[36],[37]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 821,354,945
Holdings Count | $ / shares	50	[38]
Investment Company Portfolio Turnover	24.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$821,354,945
Total Number of Portfolio Holdings*	50
Portfolio Turnover Rate	24.22%
[38]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class Z
Trading Symbol	MEURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$48	0.95%
[39],[40]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 821,354,945
Holdings Count | $ / shares	50	[41]
Investment Company Portfolio Turnover	24.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$821,354,945
Total Number of Portfolio Holdings*	50
Portfolio Turnover Rate	24.22%
[41]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class A
Trading Symbol	TEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$52	1.02%
[42]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 2,636,953,092
Holdings Count | $ / shares	103	[43]
Investment Company Portfolio Turnover	22.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,636,953,092
Total Number of Portfolio Holdings*	103
Portfolio Turnover Rate	22.25%
[43]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class C
Trading Symbol	TEMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$90	1.77%
[44]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.77%
Net Assets	$ 2,636,953,092
Holdings Count | $ / shares	103	[45]
Investment Company Portfolio Turnover	22.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,636,953,092
Total Number of Portfolio Holdings*	103
Portfolio Turnover Rate	22.25%
[45]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class R
Trading Symbol	FMQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.27%
[46]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Net Assets	$ 2,636,953,092
Holdings Count | $ / shares	103	[47]
Investment Company Portfolio Turnover	22.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,636,953,092
Total Number of Portfolio Holdings*	103
Portfolio Turnover Rate	22.25%
[47]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class R6
Trading Symbol	FMQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$37	0.72%
[48],[49]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 2,636,953,092
Holdings Count | $ / shares	103	[50]
Investment Company Portfolio Turnover	22.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,636,953,092
Total Number of Portfolio Holdings*	103
Portfolio Turnover Rate	22.25%
[50]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class Z
Trading Symbol	MQIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$39	0.77%
[51]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 2,636,953,092
Holdings Count | $ / shares	103	[52]
Investment Company Portfolio Turnover	22.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,636,953,092
Total Number of Portfolio Holdings*	103
Portfolio Turnover Rate	22.25%
[52]
Holdings [Text Block]
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class A
Trading Symbol	TESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$51	1.00%
[53]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 6,991,077,142
Holdings Count | $ / shares	71	[54]
Investment Company Portfolio Turnover	16.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,991,077,142
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	16.48%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class C
Trading Symbol	TEMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$89	1.75%
[55]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
Net Assets	$ 6,991,077,142
Holdings Count | $ / shares	71	[56]
Investment Company Portfolio Turnover	16.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,991,077,142
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	16.48%
[56]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class R
Trading Symbol	TESRX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.25%
[57]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 6,991,077,142
Holdings Count | $ / shares	71	[58]
Investment Company Portfolio Turnover	16.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,991,077,142
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	16.48%
[58]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class R6
Trading Symbol	FMSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$36	0.70%
[59]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 6,991,077,142
Holdings Count | $ / shares	71	[60]
Investment Company Portfolio Turnover	16.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,991,077,142
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	16.48%
[60]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class Z
Trading Symbol	MUTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$38	0.75%
[61]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 6,991,077,142
Holdings Count | $ / shares	71	[62]
Investment Company Portfolio Turnover	16.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,991,077,142
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	16.48%
[62]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
†	Annualized.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[13]
†	Annualized.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
†	Annualized.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
†	Annualized.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
†	Annualized.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[25]
†	Annualized.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
†	Annualized.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[31]
†	Annualized.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
†	Annualized.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
†	Annualized.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[40]
†	Annualized.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
†	Annualized.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
†	Annualized.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
†	Annualized.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
†	Annualized.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
†	Annualized.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
†	Annualized.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
†	Annualized.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
†	Annualized.

[62]
*	Does not include derivatives, except purchased options, if any.